Customer Deposits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
U.S. retail deposits:
Savings accounts - Direct	$ 26,159	$ 24,550
Certificates of deposit - Direct	333	489
Certificates of deposit - Third party	7,838	6,929
Sweep accounts - Third party	8,949	8,863
Non-U.S. deposits and U.S. non-interest bearing	173	155
Card Member credit balances - U.S. and non-U.S.	719	777
Total customer deposits	$ 44,171	$ 41,763